Income tax expense (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Expense
Schedule of tax expense attributable to loss

	Unaudited
	For the Periods Ended June 30
	2024	2023
	US$	US$
Tax expense attributable to loss is made up of:
- Current income tax	146,480	-
- Movements in deferred tax liabilities	2,000	39,000
	148,480	39,000

Schedule of income tax rates to profit or loss before income tax expense

The tax on profit or loss before income tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax expense as follows :

	Unaudited
	For the Periods Ended June 30,
	2024	2023
	US$	US$
Loss before income tax	(322,944)	(590,254)

Tax calculated at tax rate of 17% (2023: 17%)	(54,900)	(100,343)
Effects of:
- Expenses not deductible for tax purposes	178,809	5,331
- Income not subject to tax	(43,011)	(21,754)
- Temporary difference	67,582	155,766
	148,480	39,000